Leases (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 14, 2020 USD ($)	Mar. 14, 2020 VUV (VT)	Jul. 01, 2019 USD ($)
Operating Lease [Abstract]
Discount rate	4.25%
Right of use assets	$ 3,076,855	$ 4,076,816		$ 4,455,000	VT 102,476,000,000	$ 3,733,913
Lease liabilities	195,481	919,461				$ 31,890
Operating lease expenses	$ 790,417	$ 814,377	$ 487,298
Weighted-average discount rate percentage	4.75%